Leases - Summary of Amounts Recognized in Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2023
Schedule of amounts recognized in statements of cash flows [abstract]
Total cash outflow for leases	$ 197	$ 824	$ 1,302	$ 1,731
Total cash outflow for leases	$ 611	$ 2,615	$ 3,292	$ 3,299